Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-In Capital [Member]	Prepaid Preferred Share Redemption [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 956,723									$ 6,323,319		$ (9,281,498)	$ (2,001,456)
Balance, shares at Dec. 31, 2013	9,567,228
Issuance of shares at $0.50	$ 611,991									2,447,966			$ 3,059,957
Issuance of shares at $0.50, shares	6,119,914												9,158,758
Issuance of shares at $1.00, $1.50 and $2.00	$ 303,885									2,791,833			$ 3,095,718
Issuance of shares at $1.00, $1.50 and $2.00, shares	3,038,844
Issuance of Preferred Shares		$ 1,000								999,000			1,000,000
Issuance of Preferred Shares, shares		1,000,000
Issuance of Preferred Shares			$ 410							409,590			410,000
Issuance of Preferred Shares, shares			410,000
Issuance of Preferred Shares				$ 400						399,625			400,025
Issuance of Preferred Shares, shares				400,025
Issuance of Preferred Shares					$ 173					172,827			173,000
Issuance of Preferred Shares, shares					173,000
Issuance of Preferred Shares						$ 461				460,539			461,000
Issuance of Preferred Shares, shares						461,000
Issuance of Preferred Shares							$ 1,400			1,398,600			1,400,000
Issuance of Preferred Shares, shares							1,400,000
Conversion of Preferred Shares to Common Shares	$ 285,512		$ (410)	$ (400)	$ (173)	$ (461)				(284,068)
Conversion of Preferred Shares to Common Shares, shares	2,855,117		(410,000)	(400,025)	(173,000)	(461,000)
Preferred Dividends										(204,526)			(204,526)
Net loss												(5,401,754)	(5,401,754)
Balance at Dec. 31, 2014	$ 2,158,111	$ 1,000					$ 1,400			14,914,705		$ (14,683,252)	$ 2,391,964
Balance, shares at Dec. 31, 2014	21,581,103	1,000,000					1,400,000
Issuance of shares at $0.50, shares													4,460,464
Issuance of shares at $5.00	$ 134									671,756			$ 671,890
Issuance of shares at $5.00, shares	134,378
Issuance of shares at $1.00	$ 4,326									4,321,760			4,326,086
Issuance of shares at $1.00, shares	4,326,086
Issuance of Preferred Shares							$ 600	$ 5,670	$ 160	6,423,071			$ 6,429,500
Issuance of Preferred Shares, shares							600,000	5,669,500	160,000
Conversion of Preferred Shares to Common Shares	$ 2,833						$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares	2,832,732						(2,000,000)	(5,509,500)	(160,000)
Prepaid Preferred Share Redemption											$ (160,000)		$ (160,000)
Preferred Dividends										(311,056)			(311,056)
Net loss												$ (5,698,198)	(5,698,198)
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000						$ 160		$ 26,025,071	$ (160,000)	$ (20,381,450)	$ 7,650,186
Balance, shares at Dec. 31, 2015	28,874,299	1,000,000						160,000